Contents of Significant Accounts - Significant Components of Deferred Income Tax Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	$ 222,012	$ 6,795,796	$ 7,003,421	$ 6,116,129
Deferred income tax liabilities	$ (64,669)	(1,979,509)	$ (1,699,277)	(2,327,223)
Net deferred income tax assets		4,816,287		3,788,906	$ 2,624,599
Depreciation [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets		1,930,388		2,064,726
Deferred income tax liabilities		(440,524)		(306,472)
Loss carry-forward [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets		502,331		425,247
Defined benefit plan [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets		825,792		697,478
Refund liabilities [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets		232,854		0
Allowance for sales returns and discounts [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets		0		171,213
Allowance for inventory valuation losses [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets		416,270		365,658
Investment loss [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets		748,983		262,346
Unrealized profit on intercompany sales [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets		1,703,942		1,626,072
Investment tax credits [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets		336,869		0
Deferred revenue [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets		0		452,907
Others [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets		98,367		50,482
Deferred income tax liabilities		(7,768)		(2,775)
Unrealized exchange gain (losses) [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities		(535,595)		(348,198)
Investment gain [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities		(513,322)		(1,139,940)
Convertible bond option [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities		(139,693)		(176,361)
Amortizable assets [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities		$ (342,607)		$ (353,477)